Sales	12 Months Ended
Dec. 31, 2024
Sales [Abstract]
SALES

NOTE 15 – SALES

Disaggregated sales by types as of December 31, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Inverters	$14,074,555	$11,893,338	$14,065,166
Chargers	550,919	544,680	582,040
Gasoline generators	9,981,895	6,575,406	11,790,582
Power bank	4,966,744	804,268	-
Other products	726,247	504,806	471,237
Total	$30,300,360	$20,322,498	$26,909,025

There is no warranty, discount or return policy documented in the sales agreements.